Loans and other liabilities - Liens placed in respect of liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Liens placed in respect of liabilities, deposits	$ 51,992	$ 51,477
Liens placed in respect of liabilities	1,512,298	1,251,719
Vessels
Disclosure of detailed information about borrowings [line items]
Liens placed in respect of liabilities, property, plant and equipment	936,057	725,558
Containers and equipment
Disclosure of detailed information about borrowings [line items]
Liens placed in respect of liabilities, property, plant and equipment	470,739	418,862
Buildings, vehicles and others
Disclosure of detailed information about borrowings [line items]
Liens placed in respect of liabilities, property, plant and equipment	$ 53,510	$ 55,822